Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.26%
Australia: 3.55%
Ansell Limited (Health care, Health care equipment & supplies)	181,135	$ 5,217,343
Bravura Solutions Limited (Information technology, Software)	224,379	558,199
Cettire Limited (Consumer discretionary, Internet & direct marketing retail) †«	1,690,216	2,505,538
Inghams Group Limited (Consumer staples, Food products)	558,687	1,557,972
Orora Limited (Materials, Containers & packaging)	447,779	1,182,970
		11,022,022
Austria: 0.64%
Mayr-Melnhof Karton AG (Materials, Containers & packaging)	9,394	1,999,167
Belgium: 1.28%
Barco NV (Information technology, Electronic equipment, instruments & components)	159,636	3,984,305
Canada: 5.12%
Novanta Incorporated (Information technology, Electronic equipment, instruments & components) †	96,519	13,552,233
Primo Water Corporation (Consumer staples, Beverages)	141,935	2,342,451
		15,894,684
Denmark: 0.52%
SimCorp AS (Information technology, Software)	11,688	1,624,503
France: 2.74%
Alten SA (Information technology, IT services)	40,976	6,513,440
M6 Métropole Télévision SA (Communication services, Media)	89,294	1,788,013
Mersen SA (Industrials, Electrical equipment)	5,143	203,769
		8,505,222
Germany: 4.45%
Cancom SE (Information technology, IT services)	31,422	1,975,540
Gerresheimer AG (Health care, Life sciences tools & services)	48,303	5,045,213
Krones AG (Industrials, Machinery)	21,172	2,088,335
TAG Immobilien AG (Real estate, Real estate management & development)	141,320	4,690,589
		13,799,677
Ireland: 0.64%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	1,091,124	1,993,292
Italy: 2.55%
De'Longhi SpA (Consumer discretionary, Household durables)	40,141	1,776,123
GVS SpA (Industrials, Machinery)	196,350	3,004,669
Interpump Group SpA (Industrials, Machinery)	50,143	3,131,733
		7,912,525
Japan: 9.09%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	91,400	2,995,151
Daiseki Company Limited (Industrials, Commercial services & supplies)	73,600	3,394,704
DTS Corporation (Information technology, IT services)	156,700	3,762,343
Fuji Seal International Incorporated (Materials, Containers & packaging)	126,500	2,555,253
Horiba Limited (Information technology, Electronic equipment, instruments & components)	22,800	1,556,647
Meitec Corporation (Industrials, Professional services)	54,100	3,037,747
See accompanying notes to portfolio of investments

Wells Fargo Global Small Cap Fund  |  1

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Nihon Parkerizing Company Limited (Materials, Chemicals)	264,400	$ 2,704,132
ORIX JREIT Incorporated (Real estate, Equity REITs)	1,681	3,202,488
San-A Company Limited (Consumer staples, Food & staples retailing)	32,600	1,210,929
Sumitomo Warehouse Company Limited (Industrials, Transportation infrastructure)	169,700	2,462,626
Taikisha Limited (Industrials, Construction & engineering)	42,400	1,331,462
		28,213,482
Luxembourg: 0.26%
Stabilus SA (Industrials, Machinery)	10,137	803,872
Netherlands: 0.42%
Brunel International NV (Consumer discretionary, Professional services)	45,692	604,896
TKH Group NV (Industrials, Electrical equipment)	12,879	683,525
		1,288,421
Norway: 0.97%
Atea ASA (Information technology, IT services)	81,377	1,551,135
Elopak ASA (Materials, Containers & packaging) †	483,658	1,464,428
		3,015,563
Spain: 2.00%
Vidrala SA (Materials, Containers & packaging)	15,393	1,851,558
Viscofan SA (Consumer staples, Food products)	62,468	4,338,709
		6,190,267
Sweden: 1.73%
AAK AB (Consumer staples, Food products)	74,482	1,776,306
Hexpol AB (Materials, Chemicals)	108,606	1,478,628
Loomis AB (Industrials, Commercial services & supplies)	62,832	2,107,197
		5,362,131
Switzerland: 1.08%
Bossard Holding AG (Industrials, Trading companies & distributors)	4,538	1,470,335
Bucher Industries AG (Industrials, Machinery)	3,379	1,880,020
		3,350,355
United Kingdom: 10.10%
Britvic plc (Consumer staples, Beverages)	356,492	4,828,883
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	471,906	2,747,118
Elementis plc (Materials, Chemicals) †	1,046,085	2,073,488
Lancashire Holdings Limited (Financials, Insurance)	87,482	776,416
Mears Group plc (Industrials, Commercial services & supplies) †	99,542	262,891
Micro Focus International plc (Information technology, Software)	157,122	877,093
Morgan Advanced Materials plc (Industrials, Machinery)	285,710	1,528,978
S4 Capital plc (Communication services, Media) †	975,816	9,413,313
Samarkand Group plc (Information technology, IT services) †	600,000	1,228,733
Spectris plc (Information technology, Electronic equipment, instruments & components)	106,353	5,277,558
Tate & Lyle plc (Consumer staples, Food products)	228,211	2,344,842
		31,359,313
See accompanying notes to portfolio of investments

2  |  Wells Fargo Global Small Cap Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
United States: 51.12%
ATI Physical Therapy Incorporated Class A (Health care, Health care providers & services) †	271,300	$ 925,133
Balchem Corporation (Materials, Chemicals)	55,200	7,445,928
Blackbaud Incorporated (Information technology, Software) †	42,900	3,060,057
Bottomline Technologies (DE) Incorporated (Information technology, Software) †	99,300	4,007,748
Brooks Automation Incorporated (Information technology, Semiconductors & semiconductor equipment)	23,700	2,109,537
CBIZ Incorporated (Industrials, Professional services) †	249,439	8,066,857
Central Garden & Pet Company Class A (Consumer staples, Household products) †	178,446	7,728,496
CSW Industrials Incorporated (Industrials, Building products)	50,063	5,921,952
CyberArk Software Limited (Information technology, Software) †	32,000	4,544,960
Denny’s Corporation (Consumer discretionary, Hotels, restaurants & leisure) †	509,054	7,162,390
DSP Group Incorporated (Information technology, Semiconductors & semiconductor equipment) †	131,200	2,105,760
E2open Parent Holding Incorporated (Information technology, Software) †«	288,090	2,895,305
EnPro Industries Incorporated (Industrials, Machinery)	35,700	3,324,384
FARO Technologies Incorporated (Information technology, Electronic equipment, instruments & components) †	56,440	4,113,912
FormFactor Incorporated (Information technology, Semiconductors & semiconductor equipment) †	37,600	1,400,976
Gibraltar Industries Incorporated (Industrials, Building products) †	74,600	5,571,128
Global Blue Group Holding AG (Information technology, IT services)	225,000	1,944,000
Healthcare Services Group Incorporated (Industrials, Commercial services & supplies)	23,900	623,790
Helen of Troy Limited (Consumer discretionary, Household durables) †	55,500	12,398,145
Holley Incorporated (Consumer discretionary, Auto components) †«	385,382	4,539,800
ICU Medical Incorporated (Health care, Health care equipment & supplies) †	29,740	6,045,845
Innospec Incorporated (Materials, Chemicals)	122,716	10,854,229
Inspired Entertainment Incorporated (Consumer discretionary, Hotels, restaurants & leisure) †	126,910	1,470,887
ManTech International Corporation Class A (Industrials, Professional services)	21,300	1,862,898
Mayville Engineering Company Incorporated (Industrials, Machinery) †	537,200	9,438,604
Natus Medical Incorporated (Health care, Health care equipment & supplies) †	174,300	4,653,810
Neogen Corporation (Health care, Health care equipment & supplies) †	94,200	4,103,352
Nv5 Global Incorporated (Industrials, Construction & engineering) †	20,600	1,957,000
Owens & Minor Incorporated (Health care, Health care providers & services)	79,463	3,675,164
PAE Incorporated (Industrials, Aerospace & defense) †	243,400	2,171,128
Playstudios Incorporated (Communication services, Entertainment)	150,000	990,000
Playstudios Incorporated Class A (Communication services, Entertainment) †	13,500	89,100
Poema Global Holdings Corporation (Financials, Diversified financial services) †	115,000	1,166,100
Progress Software Corporation (Information technology, Software)	104,600	4,768,714
Rogers Corporation (Information technology, Electronic equipment, instruments & components) †	9,500	1,810,700
Standex International Corporation (Industrials, Machinery)	23,451	2,157,492
Stepan Company (Materials, Chemicals)	27,200	3,208,240
Tailwind International Acquisition Corporation (Financials, Diversified financial services) †	49,569	493,212
Talkspace Incorporated (Health care, Health care providers & services) †«	43,700	257,830
Telos Corporation (Information technology, Software) †	35,923	1,006,562
See accompanying notes to portfolio of investments

Wells Fargo Global Small Cap Fund  |  3

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
United States: (continued)
The Wendy's Company (Consumer discretionary, Hotels, restaurants & leisure)	166,300	$ 3,859,823
Tupperware Brands Corporation (Consumer discretionary, Household durables) †	132,014	2,757,772
		158,688,720
Total Common stocks (Cost $229,609,240)		305,007,521
Other instruments: 0.00%
Tailwind Acquisition Corporation (Acquired 3-1-2021, commitment amount $1,500,000, cost $0) ♦‡†>=	150,000	0
Total Other instruments (Cost $0)		0

		Yield
Short-term investments: 4.62%
Investment companies: 4.62%
Securities Lending Cash Investments LLC ♠∩∞		0.02%	8,371,340	8,371,340
Wells Fargo Government Money Market Fund Select Class ♠∞#		0.03	5,967,040	5,967,040
Total Short-term investments (Cost $14,338,380)				14,338,380
Total investments in securities (Cost $243,947,620)	102.88%			319,345,901
Other assets and liabilities, net	(2.88)			(8,925,271)
Total net assets	100.00%			$310,420,630

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $0), representing 0.00% of its net assets as of period end.
=	All or a portion of the position represents an unfunded purchase commitment. The Fund held securities with an aggregate unfunded commitment amount of $1,500,000, representing 0.48% of its net assets as of period end.
#	All or a portion of this security is segregated as collateral for investments in unfunded restricted securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Wells Fargo Global Small Cap Fund

Portfolio of investments—July 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$1,400,775	$49,114,472	$(42,143,907)	$0	$0	$8,371,340	8,371,340	$1,261#
Wells Fargo Government Money Market Fund Select Class	1,627,131	95,830,141	(91,490,232)	0	0	5,967,040	5,967,040	1,926
				$0	$0	$14,338,380		$3,187

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo Global Small Cap Fund  |  5

Notes to portfolio of investments—July 31, 2021 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2021, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management, LLC ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily

6  |

Notes to portfolio of investments—July 31, 2021 (unaudited)
Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

  |  7

Notes to portfolio of investments—July 31, 2021 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$11,022,022	$0	$0	$11,022,022
Austria	1,999,167	0	0	1,999,167
Belgium	3,984,305	0	0	3,984,305
Canada	15,894,684	0	0	15,894,684
Denmark	1,624,503	0	0	1,624,503
France	8,505,222	0	0	8,505,222
Germany	13,799,677	0	0	13,799,677
Ireland	1,993,292	0	0	1,993,292
Italy	7,912,525	0	0	7,912,525
Japan	28,213,482	0	0	28,213,482
Luxembourg	803,872	0	0	803,872
Netherlands	1,288,421	0	0	1,288,421
Norway	3,015,563	0	0	3,015,563
Spain	6,190,267	0	0	6,190,267
Sweden	5,362,131	0	0	5,362,131
Switzerland	3,350,355	0	0	3,350,355
United Kingdom	31,359,313	0	0	31,359,313
United States	154,829,587	3,859,133	0	158,688,720
Other instruments	0	0	0	0
Short-term investments
Investment companies	14,338,380	0	0	14,338,380
Total assets	$315,486,768	$3,859,133	$0	$319,345,901
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2021, the Fund did not have any transfers into/out of Level 3.

8  |